Summary of significant accounting policies - Goodwill (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Summary of significant accounting policies
Impairment of goodwill	¥ 0	¥ 2,501,100,000	¥ 0